Related party disclosures - Share rights holdings (Details)	Sep. 30, 2025 EquityInstruments Options
Related party disclosures
Number of options outstanding | Options	0
Managing Director & Chief Executive Officer | Anthony Miller
Related party disclosures
Number of Share Rights	368,811
Group Executive | Scott Collary
Related party disclosures
Number of Share Rights	337,165
Group Executive | Paul Fowler
Related party disclosures
Number of Share Rights	19,044
Group Executive | Peter Herbert
Related party disclosures
Number of Share Rights	24,224
Group Executive | Nell Hutton
Related party disclosures
Number of Share Rights	140,020
Group Executive | Carolyn McCann
Related party disclosures
Number of Share Rights	241,195
Group Executive | Catherine McGrath
Related party disclosures
Number of Share Rights	282,641
Group Executive | Michael Rowland
Related party disclosures
Number of Share Rights	261,748
Group Executive | Ryan Zanin
Related party disclosures
Number of Share Rights	299,764
Former Group Executive | Peter King
Related party disclosures
Number of Share Rights	448,117
Former Group Executive | Christine Parker
Related party disclosures
Number of Share Rights	225,269
Former Group Executive | Jason Yetton
Related party disclosures
Number of Share Rights	326,680